INCOME TAXES - Schedule of Net Deferred Tax Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets
Net operating losses carried forward	$ 46,650	$ 43,938
Depreciation and amortization	125,897	36,692
Lease liabilities	1,654	1,601
Other	79	165
Sub-total	174,280	82,396
Valuation allowances	(172,688)	(80,665)
Total deferred tax assets	1,592	1,731
Deferred tax liabilities
Right-of-use assets	(1,397)	(1,394)
Unrealized capital allowances	0	(646)
Other	(272)	0
Total deferred tax liabilities	(1,669)	(2,040)
Deferred tax liabilities, net	$ (77)	$ (309)